Sensitivites (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
UK Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 6	£ 8
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 1,064	1,075
Change in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 4	5
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 908	965
Change in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	£ 1	0
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	£ 56	61
Increase in actuarial assumption, percent	0.50%
UK Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 1	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 610	588
Increase in actuarial assumption, years	1 year
US Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 16	15
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 688	623
Change in actuarial assumption, percent	0.50%
US Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	£ 2	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	£ 46	44
Increase in actuarial assumption, percent	0.50%
US Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 406	359
Increase in actuarial assumption, years	1 year
US Pensions | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 32	31
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 503	448
Change in actuarial assumption, percent	1.00%
Commodity price risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Increase in risk variable, impact on earnings	£ 26	23
Increase in risk variable, impact on other equity reserves	26	23
Decrease in risk variable, impact on earnings	(27)	(23)
Decrease in risk variable, impact on other equity reserves	(27)	(23)
Inflation, UK RPI change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	27	30
Change in risk variable, impact on other equity reserves	£ 0	0
Change in risk variable, percent	0.50%
Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 53	48
Change in risk variable, impact on other equity reserves	246	479
Change in risk variable, impact on net assets	£ 1,119	1,040
Change in risk variable, percent	10.00%
Country of domicile | Interest rate risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 16	43
Change in risk variable, impact on other equity reserves	£ 13	26
Change in risk variable, percent	0.50%
Foreign countries | Interest rate risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 11	39
Change in risk variable, impact on other equity reserves	£ 44	17
Change in risk variable, percent	0.50%
Fair Value Change | Derivative Financial Instruments
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ (3)	60
Change in risk variable, impact on other equity reserves	£ (3)	60
Change in risk variable, percent	10.00%
Fair Value Change | Commodity Contract Derivative Liabilities
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 0	(5)
Change in risk variable, impact on other equity reserves	£ 0	(5)
Change in risk variable, percent	10.00%
Other environment related provision | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	0.50%
Other environment related provision | Estimated Future Cash Flows Change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on earnings	£ 165	154
Change in risk variable, impact on other equity reserves	£ 165	£ 154
Change in risk variable, percent	10.00%